BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Income Statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	R$ 174,263	R$ 107,872	R$ 84,542
Operating revenues (cost and other expenses)	(1,401,456)	(1,232,355)	(1,202,840)
Financial income (expenses)	(13,173)	(126,091)	(42,070)
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	12	10	5
Operating revenues (cost and other expenses)	(369,495)	(350,964)	(348,703)
Financial income (expenses)	(3,802)	(5,946)	(4,375)
SP Telecomunicaes Participaes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	12	10	5
Operating revenues (cost and other expenses)	574	558	497
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	5,925	19,181	18,309
Financial income (expenses)	(341)	7,217	851
Telefnica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(375,994)	(370,703)	(367,509)
Financial income (expenses)	(3,461)	(13,163)	(5,226)
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	174,251	107,862	84,537
Operating revenues (cost and other expenses)	(1,031,961)	(881,391)	(854,137)
Financial income (expenses)	(9,371)	(120,145)	(37,695)
Colombia Telecomunicaciones
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		110	111
Operating revenues (cost and other expenses)		306	321
Financial income (expenses)		118	(17)
Fundacao Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(9,704)	(9,998)	(11,971)
Telefonica International Wholesale Services
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	7,510	5,586	757
Operating revenues (cost and other expenses)	(108,094)	(105,384)	(104,105)
Financial income (expenses)			(54)
Media Networks Latina America SAC
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(6,593)	(28,471)	(41,023)
Financial income (expenses)	(105)	(246)	(596)
Telefonica Servicos de Ensino
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	348	877	1,085
Operating revenues (cost and other expenses)	(24,585)	(26,072)	(35,228)
T.O2 Germany GMBH CO. OHG
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		32	(100)
Operating revenues (cost and other expenses)		3,565	489
Financial income (expenses)		823	1,845
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(38,911)	(33,919)	(30,814)
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		366	299
Operating revenues (cost and other expenses)	(155,508)	(142,343)	(127,182)
Financial income (expenses)	(4,351)	(22,992)	(3,016)
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	1,882	7,674	2,418
Operating revenues (cost and other expenses)	254	252	239
Financial income (expenses)	(7,267)	(1,551)	(4,048)
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(88,397)	(80,784)	(63,947)
Financial income (expenses)	(135)	(6,470)	388
Telefonica International Wholesale Services Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	52,732	65,246	48,819
Operating revenues (cost and other expenses)	(72,781)	(88,730)	(75,693)
Financial income (expenses)	531	9,451	(4,128)
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	765	2,152	4,030
Operating revenues (cost and other expenses)	(776)	1,340	(3,437)
Financial income (expenses)	75	200	90
Telefonica Moviles Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		554	410
Operating revenues (cost and other expenses)		949	(1,737)
Financial income (expenses)		(62)	545
Telefonica USA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	343		38
Operating revenues (cost and other expenses)	(21,613)	(17,186)	(19,793)
Financial income (expenses)	(1,587)	(436)	1,700
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	43,338	12,066	13,585
Operating revenues (cost and other expenses)	(235,371)	(314,327)	(252,436)
Financial income (expenses)	(7,381)	(30,251)	(7,415)
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		8,902	3,652
Operating revenues (cost and other expenses)		1,178	756
Financial income (expenses)		(69,137)	(24,144)
Terra Networks Mexico
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	3,790	847	2,535
Operating revenues (cost and other expenses)	(4,796)	(8,428)	(5,639)
Financial income (expenses)	118	166	567
Telefonica Cyber Tech Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	974	347
Operating revenues (cost and other expenses)	(120,364)	(15,544)
Telefonica On The Spot Solucoes Digitais Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	16,891	282
Operating revenues (cost and other expenses)	(1,650)	(5,795)
T. IoT Big Data Tech ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		500
Operating revenues (cost and other expenses)	(76,218)	(4,838)
Financial income (expenses)	827
T. Cybercloud Tech Esp
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(19,842)	(1,811)
Financial income (expenses)	(229)	74
Telefonica Infra, S.L
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Financial income (expenses)	11,737
FiBrasil Infraestrutura e Fibra Otica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	39,018
Operating revenues (cost and other expenses)	(32,117)
Financial income (expenses)	973
Companhia AIX Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		28	38
Operating revenues (cost and other expenses)			(24,174)
Financial income (expenses)	(3,856)	(1,252)
Outras
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	6,660	2,293	6,860
Operating revenues (cost and other expenses)	(14,895)	(5,351)	(58,763)
Financial income (expenses)	R$ 1,279	R$ 1,420	R$ 588